1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

Jane A. Kanter
Partner

jane.kanter@dechert.com
+1 202 261 3302 Direct
+1 202 261 3002 Fax

February 14, 2014

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Ark ETF Trust

Securities Act File No. 333-191019

Investment Company Act of 1940 File No. 811-22883

Ladies and Gentlemen:

Enclosed for filing on behalf of Ark ETF Trust (“Trust”), a recently organized open-end management investment company, is one copy of pre-effective amendment no. 1 to the Trust’s initial registration statement under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), in electronic format.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302.

Sincerely,

/s/ Jane A. Kanter
Jane A. Kanter